INVESTMENT AND OTHER REVENUE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue [abstract]
Investment income	$ 274	$ 518	$ 476
Fee revenue	436	285	255
Interest income	179	88	37
Dividend income	66	114	77
Other	5	0	19
Total investment and other revenue	$ 960	$ 1,005	$ 864